Financial assets and liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 1,402	$ 391
Prepaid insurance and subscriptions	1,967	1,775
Other	2,318	385
Prepayments	$ 5,687	$ 2,551